Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue, excluding revenue of the Teekay Gas Business (see Note 23), for the years ended December 31, 2021, 2020 and 2019, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2021
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	46,159	—	2,220	48,379
Voyage charters	485,896	—	—	485,896
FPSO contracts	—	47,895	—	47,895
Management fees and other	10,312	—	90,026	100,338
	542,367	47,895	92,246	682,508

	Year Ended December 31, 2020
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	127,598	—	17,152	144,750
Voyage charters	741,804	—	—	741,804
FPSO contracts	—	108,952	—	108,952
Management fees and other	17,032	—	133,717	150,749
	886,434	108,952	150,869	1,146,255

	Year Ended December 31, 2019
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	17,495	—	22,066	39,561
Voyage charters	881,603	—	—	881,603
FPSO contracts	—	210,816	—	210,816
Management fees and other	42,840	—	100,225	143,065
	941,938	210,816	122,291	1,275,045

Direct Financing Lease, Lease Income
The following table lists the components of the net investment in the Company's sales-type lease:

	December 31, 2021	December 31, 2020
	$	$
Total minimum lease payments to be received	11,824	13,158
Estimated unguaranteed residual value of leased property	2,385	8,000
Less unearned revenue	—	(5,686)
Total net investment in sales-type lease	14,209	15,472
Less credit loss provision	(2,200)	(901)
Total net investment in sales-type lease, net	12,009	14,571
Less current portion	(12,009)	(857)
Net investment in sales-type lease, net - non-current	—	13,714

Breakdown of lease revenue and non-lease revenue
The following table contains the Company's total revenue, excluding revenue of the Teekay Gas Business (see Note 23), by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	551,715	945,713	1,037,778
Interest income on lease receivables	293	874	—
Variable lease payments – cost reimbursements (1)	30,162	43,701	45,389
Variable lease payments – other (2)	—	5,218	48,813
	582,170	995,506	1,131,980
Non-lease revenue
Management fees and other income	100,338	150,749	143,065
Total	682,508	1,146,255	1,275,045
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil, and other monthly or annual operational performance measures.